Stock options (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement, Noncash Expense [Abstract]
Stock option activity
	Year ended December 31,
	2020		2019		2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		US$		US$		US$

Outstanding, beginning of year	51,000	2.60	-	-	-	-
Granted	-	-	51,000	2.60	-	-

Outstanding, end of year	51,000	2.60	51,000	2.60	-	-

Exercisable, end of year	-	-	-	-	-	-